Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Deferred tax assets (liabilities), net	$ 672	$ (1,127)
Income tax provision, other	1,506	(1,128)	(1,958)
Deferred tax liability written off	3,535	0	0
Operating loss carryforwards	2,735	4,156
Valuation allowance	712
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Income tax provision, other	$ 973	$ 1,075	$ 2,040